Acquisition of Shenzhen Minheng - Pro forma adjustments (Details) - 12 months ended Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Pro forma adjustments
Pro forma total revenues	$ 9,055	¥ 59,916
Pro forma net loss	$ 35,244	¥ 233,212